Note 5 - Short-term Investments (Tables)	12 Months Ended
Nov. 30, 2025
Statement Line Items [Line Items]
Disclosure of the schedule of short-term investments [text block]
		As at November 30,			As at November 30,
		2024			2025
	Number of shares(1)	Fair value ($)	Additions ($)	Unrealized Gains (FVTOCI) ($)	Fair Value ($)
Investment in AUZ	84,429,563	-	607	706	1,313
Investment in Galleon	100,000	18	-	52	70
		18	607	758	1,383
		As at November 30,			As at November 30,
		2023			2024
	Number of shares(2)	Fair value ($)	Additions ($)	Unrealized Gains (FVTOCI) ($)	Fair Value ($)
Investment in Galleon	100,000	10	-	8	18